Debt and Short-Term Borrowings (Parenthetical) (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
LIBOR Floor
Debt Instrument [Line Items]
Margin interest rate		1.50%
Alternate Base Rate
Debt Instrument [Line Items]
Margin interest rate		4.00%
Senior Notes
Debt Instrument [Line Items]
Debt, maturity date	Oct. 01, 2018	Oct. 01, 2018	Oct. 01, 2018
Debt, interest rate	11.00%	11.00%	11.00%
Debt, interest payment term	Semi-annually	Semi-annually	Semi-annually
Senior Secured Credit Facility | Term A due on April 17, 2018
Debt Instrument [Line Items]
Debt, maturity date	Apr. 17, 2018	Apr. 17, 2018
Margin interest rate	2.50%
Senior Secured Credit Facility | Term B due on April 17, 2020
Debt Instrument [Line Items]
Debt, maturity date	Apr. 17, 2020	Apr. 17, 2020
Senior Secured Credit Facility | Term B due on April 17, 2020 | LIBOR Floor
Debt Instrument [Line Items]
Margin interest rate	0.75%
Senior Secured Credit Facility | Term B due on April 17, 2020 | Applicable Margin
Debt Instrument [Line Items]
Margin interest rate	2.75%
Senior Secured Credit Facility due on September 30, 2016 paying interest at a variable interest rate (LIBOR plus margin)
Debt Instrument [Line Items]
Debt, maturity date	Sep. 30, 2016	Sep. 30, 2016
Margin interest rate		1.50%	1.50%